PROPERTY, PLANT, AND EQUIPMENT	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT, AND EQUIPMENT [Text Block]

4. PROPERTY, PLANT, AND EQUIPMENT

Property, plant, and equipment consist of the following:

	March 31, 2026	December 31, 2025
Vehicle	$-	$51,149
Aircraft improvements	79,529	79,529
Engines	2,200,000	2,200,000
Display aircraft	150,763	150,763
	2,430,292	2,481,441

Accumulated depreciation	(126,506)	(84,464)
Net book value	$2,303,786	$2,396,977

The Company owns six F-104 aircrafts that were acquired through a common control transaction in 2022, which had zero carrying value at the time of acquisition from the transferring entity, and was carried at $nil upon recognition under ASC 805-50-30-5. The Company owns a seventh F-104 aircraft that was acquired in 2022 at no consideration. Accordingly, the Company reports zero carrying value on the F-104 aircrafts. The Company has full ownership and control over the aircrafts through SFII. The ownership rights and control over the aircrafts are not impacted by the recent resignation of the former Chief Executive Officer of the Company (Note 11).

Depreciation expense for the three months ended March 31, 2026 and 2025, was $88,588 and $5,080, respectively.

During the three months ended March 31, 2026, the Company disposed of a vehicle and recognized a loss on the disposal of $4,603. No disposal occurred during the three months ended March 31, 2025.

4. PROPERTY, PLANT, AND EQUIPMENT

Property, plant, and equipment consist of the following:

	December 31, 2025	December 31, 2024
Vehicles	$51,149	$51,149
Aircraft improvements	79,529	79,529
Engines	2,200,000	-
Display aircraft	150,763	-
	2,481,441	130,678

Accumulated depreciation	(84,464)	(48,056)
Net book value	$2,396,977	$82,622

The Company owns six F-104 aircrafts that were acquired through a common control transaction in 2022, which had zero carrying value at the time of acquisition from the transferring entity, and was carried at $nil upon recognition under ASC 805-50-30-5. The Company owns a seventh F-104 aircraft that was acquired in 2022 at no consideration. Accordingly, the Company reports zero carrying value on the F-104 aircrafts. The Company has full ownership and control over the aircrafts through SFII. The ownership rights and control over the aircrafts are not impacted by the recent resignation of the former Chief Executive Officer of the Company (Note 13).

Depreciation expense for the years ended December 31, 2025 and 2024, was $36,408 and $15,319, respectively.